Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Sustainable Future Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam VT Sustainable Future Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1,[2]	$42	0.59%
[1],[2],[3],[4]
Expenses Paid, Amount	$ 42	[1],[2]
Expense Ratio, Percent	0.59%	[1],[2]
Net Assets	$ 29,906,237
Holdings Count | $ / shares	80
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$29,906,237
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Portfolio Turnover Rate	51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Sustainable Future Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam VT Sustainable Future Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1,[2]	$54	0.84%
[6],[7],[8],[9]
Expenses Paid, Amount	$ 54	[6],[7]
Expense Ratio, Percent	0.84%	[6],[7]
Net Assets	$ 29,906,237
Holdings Count | $ / shares	80
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$29,906,237
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Portfolio Turnover Rate	51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes non-recurring merger related expenses. Including these costs, net expenses would have been 0.80%.

[2]
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
†	Annualized.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
1	Excludes non-recurring merger related expenses. Including these costs, net expenses would have been 1.05%.

[7]
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.